EQ ADVISORS TRUSTSM

EQ/American Century Mid Cap Value Portfolio

SUPPLEMENT DATED FEBRUARY 17, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective December 31, 2025, Michael Liss of American Century Investment Management, Inc. no longer serves as a member of the team that is responsible for the securities selection, research and trading for the EQ/American Century Mid Cap Value Portfolio. All references to Michael Liss in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.